UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2009

Item 1. Schedule of Investments.

Schedule of Investments
June 30, 2009
Perkins Discovery Fund (unaudited)

Shares		Value
	COMMON STOCKS: 90.6%
	Application Software: 2.7%
25,000	NetScout Systems, Inc. *	$234,500

	Chemicals: 2.3%
30,000	Landec Corp. *	203,700

	Communications Equipment: 1.8%
250,000	Procera Networks, Inc. *	157,500

	Computer Facilities Management Services: 2.5%
15,000	ePlus, Inc. *	218,550

	Computers: 2.4%
50,000	Datalink Corp. *	212,500

	Diversified Telecommunication Services: 1.4%
90,000	Broadcast International, Inc. *	122,400

	Electronic Equipment & Instruments: 5.3%
50,000	ADDvantage Technologies Group, Inc. *	82,500
125,000	Iteris, Inc. *	162,500
90,000	Wireless Ronin Technologies, Inc. *	220,500
		465,500
	Food & Staples Retailing: 3.4%
50,000	Allion Healthcare, Inc. *	297,500

	Food Products: 3.2%
10,000	Diamond Foods, Inc.	279,000

	Health Care Equipment & Supplies: 6.5%
150,000	CardioGenesis Corp. *	28,500
25,000	Cardiovascular System, Inc. *	192,750
20,000	Span America Medical Systems, Inc.	216,400
150,000	Uroplasty, Inc. *	124,500
		562,150

	Health Care Providers & Services: 16.8%
87,500	Health Fitness Corp. *	542,500
65,000	IntegraMed America, Inc. *	471,900
14,999	MEDTOX Scientific, Inc. *	141,440
20,000	U.S. Physical Therapy, Inc. *	295,000
1,100	Virtual Radiologic Corp. *	9,933
		1,460,773
	Healthcare Products: 1.0%
60,000	EDAP TMS S.A. - ADR *	90,000

	Help Supply Services: 1.3%
50,000	RCM Technologies, Inc. *	111,000

	Hotels, Restaurants & Leisure: 0.2%
50,000	Granite City Food & Brewery Ltd. *	16,005

	Household Products: 0.0%
50,000	Spectrum Brands, Inc. *	2,875

	IT Services: 5.6%
80,000	Computer Task Group, Inc. *	488,000

	Leisure Equipment & Products: 0.1%
40,000	Nature Vision, Inc. *	8,400

	Machinery: 1.8%
8,500	Tennant Co.	156,315

	Media: 14.8%
400,000	Insignia Systems, Inc. *	1,136,000
45,000	Lakes Entertainment, Inc. *	130,950
21,554	WPT Enterprises, Inc. *	25,865
		1,292,815
	Paper & Forest Products: 2.1%
150,000	Verso Paper Corp.	184,500

	Pharmaceuticals: 4.1%
200,000	Heska Corp. *	74,000
20,000	Matrixx Initiatives, Inc. *	111,800
50,000	Oculus Innovative Sciences Inc. *	170,000
		355,800
	Semiconductor & Semiconductor Equipment: 0.6%
43,000	MathStar, Inc. *	50,740

	Software: 9.0%
25,000	Ebix, Inc. *	783,000

	Specialty Retail: 1.7%
90,000	Appliance Recycling Centers of America, Inc. *	149,400

	TOTAL COMMON STOCKS
	(Cost $10,775,672)	7,902,923

	SHORT-TERM INVESTMENTS: 8.8%
	Money Market Investments: 8.8%
378,138	AIM Liquid Assets	378,138
253,569	AIM Short-Term Prime -Institutional Class	253,569
140,399	Fidelity Institutional Money Market Portfolio	140,399
		772,106
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $772,106)	772,106

	TOTAL INVESTMENTS IN SECURITIES: 99.4%
	(Cost $11,547,778)	8,675,029
	Assets in Excess of Other Liabilities: 0.6%	50,256
	TOTAL NET ASSETS: 100.0%	$8,725,285

ADR	American Depository Receipt
*	Non Income Producing

	The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows+:

	Cost of investments	$11,547,778
	Gross unrealized appreciation	2,053,308
	Gross unrealized depreciation	(4,926,057)
	Net unrealized depreciation	$(2,872,749)

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

Perkins Discovery Fund

FAS 157 - Summary of Fair Value Exposure at June 30, 2009 (Unaudited)

The Fund adopted Statement of Financial Accounting Standard no. 157, Fair Value Measurements ("FAS 157") and FASB Staff Position No. 157-4 ("FSP 157-4"). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires each fund to classify its securities based on valuation method, using the following levels:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Perkin Discovery Fund's net assets as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$1,466,620	$-	$-	$1,466,620
Consumer Staples	281,875	-	-	281,875
Health Care	2,766,224	-	-	2,766,224
Industrials	267,315	-	-	267,315
Information Technology	2,610,290	-	-	2,610,290
Materials	388,200	-	-	388,200
Telecommunication Services	122,400	-	-	122,400
Total Equity	7,902,923	-	-	7,902,923
Short-Term Investments	772,106	-	-	772,106
Total Investments in Securities	8,675,029	$-	$-	$8,675,029

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Robert M. Slotky
Robert M. Slotky, President

Date  August 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert M. Slotky
Robert M. Slotky, President

Date  August 26, 2009

By (Signature and Title)*    /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  August 25, 2009

* Print the name and title of each signing officer under his or her signature.